Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [Abstract]
Subsequent Events
SUBSEQUENT EVENTS
Gas infrastructure assets disposition
On January 20, 2020, Crescent Point closed the sale of certain gas infrastructure assets in Saskatchewan for total cash consideration of $500.0 million.